Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	¥ 4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37
Total minimum lease payments	8,804
Less: Amount representing interest	(464)
Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)
Net minimum lease payments	7,297
Less: Current obligation	(3,663)
Long-term capital lease obligations	¥ 3,634